SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Hedge Accounting & Revenue from Contracts with Customers (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reduction in net revenue due to the non-compliance of individual indicators	R$ 15.5
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Eliminated for an assessment of effectiveness percentage on application of IFRS9	80.00%
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Eliminated for an assessment of effectiveness percentage on application of IFRS9	125.00%